GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets	$ 1,575,792		$ 1,575,792		$ 1,555,601	$ 1,559,296
Accumulated deficit	8,939,601		8,939,601		8,635,959	8,081,892
Working capital deficit	1,331,173		1,331,173		1,259,022
Net loss	$ 121,245	$ 79,793	303,642	$ 220,009	554,067	615,261
Ney cash used in operating activities			$ 94,352	(14,980)	$ 149,371	361,875
Strata Agreement [Member] | Private Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock purchased				$ 5,000,000		$ 5,000,000